Summary of Significant Accounting Policies - Summary of Calculation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Basic loss per share:
Net loss	$ (73,604)	$ (56,343)	$ (3,365)	$ (2,867)	$ (129,947)	$ (6,232)	$ (38,127)	$ (129,312)
Less: net (loss) income attributable to non-controlling interest	(682)		2,182		(1,555)	2,781
Less: Deemed dividend - beneficial conversion feature on preferred stock					171
Net loss attributable to common stockholders	$ (72,922)		$ (5,547)		$ (128,563)	$ (9,013)
Shares used in computation:
Weighted-average common shares outstanding	35,045,390		22,964,199		32,390,829	17,952,188
Basic and diluted loss per share	$ (2.08)		$ (0.24)		$ (3.97)	$ (0.50)